UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT International Equity Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT International Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$45	0.81%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$260,559,617
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Equity Fund	PAGE 1	38969-STSIA-0825

Putnam VT International Equity Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT International Equity Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$59	1.06%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$260,559,617
Total Number of Portfolio Holdings*	66
Portfolio Turnover Rate	43%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT International Equity Fund	PAGE 1	38969-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam VT
International Equity
Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Changes In and Disagreements with Accountants 28
Results of Meeting(s) of Shareholders 28
Remuneration Paid to Directors, Officers and Others 28
Board Approval of Management and Subadvisory Agreements 28

Putnam Variable Trust
Financial Highlights
Putnam VT International Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.61 $15.48 $13.06 $17.27 $16.67 $15.17
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.24 0.22 0.23 0.32
c
0.16
Net realized and unrealized gains (losses) 3.40 0.27 2.24 (2.59) 1.15 1.60
Total from investment operations ........ 3.62 0.51 2.46 (2.36) 1.47 1.76
Less distributions from:
Net investment income .............. (0.04) (0.38) (0.04) (0.27) (0.24) (0.26)
Net realized gains ................. (1.10) — — (1.58) (0.63) —
Total distributions ................... (1.14) (0.38) (0.04) (1.85) (0.87) (0.26)
Net asset value, end of period .......... $18.09 $15.61 $15.48 $13.06 $17.27 $16.67
Total return
d
....................... 24.07% 3.24% 18.86% (14.58)% 9.09% 12.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.81% 0.83% 0.85% 0.90% 0.83% 0.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.81% 0.83% 0.85% 0.88%
g
0.83% 0.86%
Net investment income ............... 2.68% 1.49% 1.56% 1.75% 1.88%
c
1.16%
Supplemental data
Net assets, end of period (000’s) ........ $81,376 $68,478 $72,471 $67,444 $85,068 $84,447
Portfolio turnover rate ................ 43% 80% 68% 82% 86% 110%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.81%.
d
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Includes one-time proxy cost of 0.02%.

Putnam Variable Trust
Financial Highlights
Putnam VT International Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.39 $15.27 $12.89 $17.06 $16.48 $14.99
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.20 0.18 0.20 0.28
c
0.13
Net realized and unrealized gains (losses) 3.35 0.26 2.21 (2.56) 1.13 1.59
Total from investment operations ........ 3.55 0.46 2.39 (2.36) 1.41 1.72
Less distributions from:
Net investment income .............. (—)
d
(0.34) (0.01) (0.23) (0.20) (0.23)
Net realized gains ................. (1.10) — — (1.58) (0.63) —
Total distributions ................... (1.10) (0.34) (0.01) (1.81) (0.83) (0.23)
Net asset value, end of period .......... $17.84 $15.39 $15.27 $12.89 $17.06 $16.48
Total return
e
....................... 23.92% 2.97% 18.51% (14.77)% 8.82% 12.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.06% 1.08% 1.10% 1.15% 1.08% 1.11%
Expenses net of waiver and payments by
affiliates
g
.......................... 1.06% 1.08% 1.10% 1.13%
h
1.08% 1.11%
Net investment income ............... 2.43% 1.24% 1.30% 1.50% 1.65%
c
0.92%
Supplemental data
Net assets, end of period (000’s) ........ $179,184 $146,814 $148,504 $135,721 $159,492 $150,770
Portfolio turnover rate ................ 43% 80% 68% 82% 86% 110%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Includes one-time proxy cost of 0.02%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT International Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 96.8%
Australia 1.4%
Glencore plc .................... Metals & Mining 962,885 $ 3,752,019
Canada 0.8%
Canadian National Railway Co. ...... Ground Transportation 20,700 2,156,874
China 1.5%
JD.com, Inc. , A .................. Broadline Retail 80,650 1,317,201
Tencent Holdings Ltd. ............. Interactive Media & Services 39,100 2,519,433
3,836,634
France 13.5%
Accor SA ...................... Hotels, Restaurants & Leisure 70,916 3,716,598
Airbus SE ...................... Aerospace & Defense 29,381 6,146,527
BNP Paribas SA ................. Banks 59,286 5,318,055
Cie de Saint-Gobain SA ........... Building Products 46,752 5,492,203
Danone SA ..................... Food Products 39,820 3,258,205
Thales SA ...................... Aerospace & Defense 18,606 5,493,879
Vinci SA ....................... Construction & Engineering 38,362 5,657,259
35,082,726
Germany 4.7%
a,b
Auto1 Group SE , 144A , Reg S ...... Specialty Retail 46,176 1,494,967
Deutsche Bank AG ............... Capital Markets 68,095 2,018,706
Deutsche Boerse AG .............. Capital Markets 18,449 6,027,095
Siemens AG .................... Industrial Conglomerates 10,683 2,744,016
12,284,784
Greece 1.8%
National Bank of Greece SA ........ Banks 359,464 4,583,436
Hong Kong 2.7%
Jardine Matheson Holdings Ltd. ..... Industrial Conglomerates 43,900 2,109,953
Prudential plc ................... Insurance 395,980 4,956,185
7,066,138
India 0.5%
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 13,300 1,303,666
Indonesia 0.5%
Unilever Indonesia Tbk. PT ......... Household Products 13,655,800 1,220,830
Italy 4.7%
Buzzi SpA ...................... Construction Materials 51,497 2,856,028
Prysmian SpA ................... Electrical Equipment 64,914 4,595,861
Ryanair Holdings plc , ADR ......... Passenger Airlines 82,650 4,766,425
12,218,314
Japan 20.7%
Asahi Group Holdings Ltd. .......... Beverages 230,300 3,078,452
Ebara Corp. .................... Machinery 112,200 2,151,735
Hoya Corp. ..................... Health Care Equipment & Supplies 54,900 6,520,040
Mitsubishi UFJ Financial Group, Inc. .. Banks 459,500 6,264,635
Nintendo Co. Ltd. ................ Entertainment 70,200 6,741,295
Nippon Sanso Holdings Corp. ....... Chemicals 59,000 2,232,649
NOF Corp. ..................... Chemicals 160,000 3,066,038
Ryohin Keikaku Co. Ltd. ........... Broadline Retail 66,600 3,194,053
SBI Holdings, Inc. ................ Capital Markets 152,500 5,313,884
SoftBank Group Corp. ............. Wireless Telecommunication Services 42,900 3,119,089
Sony Group Corp. ................ Household Durables 246,500 6,409,080

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. . Banks 180,600 $ 4,547,682
a
Tokyo Electric Power Co. Holdings, Inc. Electric Utilities 416,900 1,387,745
54,026,377
Netherlands 8.5%
Akzo Nobel NV .................. Chemicals 52,052 3,652,159
ASML Holding NV ................ Semiconductors & Semiconductor Equipment 7,805 6,254,434
b
Euronext NV , 144A , Reg S ......... Capital Markets 36,234 6,208,406
Universal Music Group NV ......... Entertainment 119,637 3,881,092
Wolters Kluwer NV ............... Professional Services 12,224 2,044,319
22,040,410
South Korea 1.2%
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 14,502 3,124,914
Spain 3.3%
Iberdrola SA .................... Electric Utilities 448,593 8,630,046
Taiwan 1.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 134,000 4,900,293
United Arab Emirates 1.1%
Abu Dhabi Islamic Bank PJSC ...... Banks 484,285 2,835,380
United Kingdom 13.5%
AstraZeneca plc ................. Pharmaceuticals 30,152 4,196,228
Coca-Cola Europacific Partners plc ... Beverages 40,900 3,792,248
Compass Group plc .............. Hotels, Restaurants & Leisure 96,574 3,271,155
London Stock Exchange Group plc ... Capital Markets 48,434 7,083,338
NatWest Group plc ............... Banks 709,840 4,985,174
Tesco plc ...................... Consumer Staples Distribution & Retail 1,235,194 6,810,271
Unilever plc ..................... Personal Care Products 84,799 5,174,966
35,313,380
United States 14.5%
BP plc ......................... Oil, Gas & Consumable Fuels 495,507 2,468,763
CRH plc ....................... Construction Materials 53,689 4,956,016
Haleon plc ..................... Pharmaceuticals 953,327 4,899,750
Linde plc ....................... Chemicals 11,722 5,499,728
Novartis AG .................... Pharmaceuticals 41,407 5,025,862
Roche Holding AG ............... Pharmaceuticals 18,633 6,082,182
Schneider Electric SE ............. Electrical Equipment 19,517 5,240,020
Shell plc ....................... Oil, Gas & Consumable Fuels 104,535 3,671,216
37,843,537
Total Common Stocks (Cost $ 190,561,162 ) .....................................
252,219,758
a
Preferred Stocks 1.0%
South Korea 1.0%
d
Samsung Electronics Co. Ltd. , 2 .2% .. Technology Hardware, Storage & Peripherals 70,973 2,603,639
Total Preferred Stocks (Cost $ 2,675,210 ) .......................................
2,603,639

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.0%
†
United States 0.0%
†
e
U.S. Treasury Notes , 0.625%, 8/15/30 . 111,700 $ 95,287
Total U.S. Government and Agency Securities (Cost $ 95,287 ) .....................
95,287
Total Long Term Investments (Cost $ 193,331,659 ) ...............................
254,918,684
Short Term Investments 2.2%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.2%
United States 0.2%
f,g
U.S. Treasury Bills , 4 .22% , 10/02/25 .. 700,000 692,368
Total U.S. Government and Agency Securities (Cost $ 692,661 ) ....................
692,368
Shares
Money Market Funds 1.6%
United States 1.6%
h,i
Putnam Short Term Investment Fund,
Class P , 4.581% ................ 4,095,179 4,095,179
Total Money Market Funds (Cost $ 4,095,179 ) ...................................
4,095,179
j
Investments from Cash Collateral Received for Loaned
Securities 0.4%
Money Market Funds 0.4%
h,i
Putnam Cash Collateral Pool, LLC ,
4.608% ...................... 1,028,382 1,028,382
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 1,028,382 ) .................................................................
1,028,382
a a a a a
Total Short Term Investments (Cost $ 5,816,222 ) .................................
5,815,929
a a a
Total Investments (Cost $ 199,147,881 ) 100.0% ..................................
$260,734,613
Other Assets, less Liabilities (0.0) %
†
...........................................
(174,996)
Net Assets 100.0% ...........................................................
$260,559,617
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $7,703,373, representing 3.0% of net assets.
c
A portion or all of the security is on loan at June 30, 2025. See Note 1(c).
d
Variable rate security. The rate shown represents the yield at period end.
e
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1(d).
f
The rate shown represents the yield at period end.
g
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $269,034, representing 0.1% net assets.
h
See Note 3(f) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(c) regarding securities on loan.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1(d) .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 1,186,800 758,126 7/16/25 $ 23,162 $ —
Australian Dollar .... CITI Buy 773,200 487,673 7/16/25 21,336 —
Australian Dollar .... CITI Sell 1,552,200 937,731 7/16/25 — (84,106)
Australian Dollar .... GSCO Buy 1,917,700 1,209,603 7/16/25 52,848 —
Australian Dollar .... HSBK Buy 862,800 544,259 7/16/25 23,736 —
Australian Dollar .... MSCO Buy 8,220,100 5,195,967 7/16/25 215,448 —
Australian Dollar .... SSBT Buy 6,761,000 4,280,308 7/16/25 170,559 —
Australian Dollar .... TDOM Buy 6,880,300 4,339,852 7/16/25 189,552 —
Australian Dollar .... WPAC Buy 1,298,000 840,233 7/16/25 14,260 —
Canadian Dollar .... BOFA Sell 651,700 457,812 7/16/25 — (21,130)
Canadian Dollar .... BZWS Sell 1,283,400 901,437 7/16/25 — (41,749)
Canadian Dollar .... JPHQ Sell 2,600 1,826 7/16/25 — (85)
Canadian Dollar .... TDOM Sell 42,800 30,061 7/16/25 — (1,393)
Canadian Dollar .... WPAC Sell 1,300,600 913,452 7/16/25 — (42,375)
Israeli New Shekel .. BZWS Buy 2,142,100 581,221 7/16/25 54,775 —
Israeli New Shekel .. HSBK Buy 938,300 268,995 7/16/25 9,589 —
Israeli New Shekel .. SSBT Buy 5,255,800 1,425,920 7/16/25 134,542 —
New Zealand Dollar . GSCO Buy 365,700 210,586 7/16/25 12,431 —
New Zealand Dollar . SSBT Buy 408,200 235,054 7/16/25 13,880 —
New Zealand Dollar . WPAC Buy 402,600 231,908 7/16/25 13,612 —
Chinese Yuan ...... BOFA Sell 6,806,100 950,589 8/20/25 — (3,987)
Chinese Yuan ...... SSBT Buy 7,118,900 994,096 8/20/25 4,350 —
Chinese Yuan ...... SSBT Sell 21,039,300 2,943,712 8/20/25 — (7,111)
Hong Kong Dollar ... HSBK Buy 21,833,300 2,814,347 8/20/25 — (19,441)
Hong Kong Dollar ... SSBT Buy 1,457,300 188,221 8/20/25 — (1,670)
Indian Rupee ...... GSCO Sell 102,741,700 1,202,009 8/20/25 6,030 —
Japanese Yen ...... BOFA Buy 270,241,600 1,844,930 8/20/25 42,511 —
Japanese Yen ...... BOFA Sell 32,020,000 223,054 8/20/25 — (582)
Japanese Yen ...... BZWS Sell 364,598,500 2,520,747 8/20/25 — (25,708)
Japanese Yen ...... CITI Buy 135,196,000 948,050 8/20/25 — (3,805)
Japanese Yen ...... CITI Sell 95,432,100 665,541 8/20/25 — (982)
Japanese Yen ...... GSCO Buy 216,623,400 1,478,809 8/20/25 34,147 —
Japanese Yen ...... GSCO Sell 208,168,600 1,454,041 8/20/25 136 —
Japanese Yen ...... HSBK Buy 17,291,800 118,069 8/20/25 2,702 —
Japanese Yen ...... HSBK Sell 93,299,200 647,402 8/20/25 1,098 (5,324)
Japanese Yen ...... MSCO Buy 625,941,700 4,325,643 8/20/25 49,268 (3,165)
Japanese Yen ...... MSCO Sell 331,009,000 2,307,548 8/20/25 4,704 (9,013)
Japanese Yen ...... SSBT Buy 80,555,700 549,937 8/20/25 12,686 —
Japanese Yen ...... SSBT Sell 24,232,200 170,805 8/20/25 1,561 —
Japanese Yen ...... TDOM Buy 126,008,100 860,186 8/20/25 19,889 —
New Taiwan Dollar .. BZWS Sell 60,463,800 2,042,070 8/20/25 — (61,204)
New Taiwan Dollar .. SSBT Sell 67,310,200 2,275,915 8/20/25 — (65,516)
Singapore Dollar .... BOFA Buy 1,869,900 1,440,534 8/20/25 35,645 —
Singapore Dollar .... HSBK Buy 1,428,800 1,100,660 8/20/25 27,296 —
Singapore Dollar .... SSBT Buy 1,869,600 1,440,170 8/20/25 35,773 —
Singapore Dollar .... UBSW Buy 399,300 312,102 8/20/25 3,123 —
South Korean Won .. BOFA Sell 2,711,270,700 1,996,379 8/20/25 407 (14,167)
South Korean Won .. GSCO Sell 1,716,480,700 1,218,832 8/20/25 — (53,769)
South Korean Won .. HSBK Sell 1,539,612,100 1,132,068 8/20/25 — (9,402)
South Korean Won .. JPHQ Sell 1,843,485,200 1,308,829 8/20/25 — (57,933)
British Pound ...... BOFA Buy 659,100 904,072 9/17/25 1,098 —
British Pound ...... BOFA Sell 912,600 1,236,448 9/17/25 — (16,864)
British Pound ...... BZWS Buy 643,100 871,448 9/17/25 11,748 —
British Pound ...... CITI Sell 1,654,000 2,233,210 9/17/25 — (38,297)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... GSCO Buy 556,700 751,311 9/17/25 $ 13,228 $ —
British Pound ...... GSCO Sell 43,500 58,736 9/17/25 — (1,005)
British Pound ...... HSBK Buy 981,000 1,319,936 9/17/25 27,312 —
British Pound ...... HSBK Sell 2,448,000 3,305,473 9/17/25 — (56,468)
British Pound ...... JPHQ Sell 2,084,300 2,813,685 9/17/25 — (48,772)
British Pound ...... MSCO Buy 244,100 332,509 9/17/25 2,724 —
British Pound ...... MSCO Sell 3,071,500 4,154,209 9/17/25 — (64,010)
British Pound ...... SSBT Buy 1,097,500 1,506,266 9/17/25 977 —
British Pound ...... SSBT Sell 391,200 528,188 9/17/25 — (9,063)
British Pound ...... TDOM Sell 721,500 974,083 9/17/25 — (16,784)
British Pound ...... UBSW Sell 2,940,600 3,970,339 9/17/25 — (68,110)
Czech Koruna ...... MSCO Buy 5,630,500 258,277 9/17/25 10,615 —
Danish Krone ...... BOFA Buy 3,937,900 605,590 9/17/25 19,810 —
Danish Krone ...... CITI Buy 2,759,500 424,358 9/17/25 13,893 —
Danish Krone ...... GSCO Buy 3,210,000 495,409 9/17/25 14,390 —
Danish Krone ...... JPHQ Buy 9,350,500 1,437,992 9/17/25 47,014 —
Danish Krone ...... MSCO Buy 8,315,600 1,278,777 9/17/25 41,871 —
Danish Krone ...... SSBT Buy 12,410,900 1,908,703 9/17/25 62,343 —
Euro ............. BOFA Buy 417,800 493,127 9/17/25 1,589 —
Euro ............. BOFA Sell 237,200 272,058 9/17/25 — (8,810)
Euro ............. BZWS Sell 4,748,600 5,445,797 9/17/25 — (177,003)
Euro ............. HSBK Buy 3,026,000 3,522,286 9/17/25 60,789 —
Euro ............. HSBK Sell 549,300 633,471 9/17/25 — (16,953)
Euro ............. JPHQ Buy 635,500 730,595 9/17/25 21,898 —
Euro ............. JPHQ Sell 874,400 1,002,706 9/17/25 — (32,668)
Euro ............. MSCO Buy 1,894,500 2,218,373 9/17/25 24,896 —
Euro ............. MSCO Sell 4,601,300 5,280,783 9/17/25 — (167,599)
Euro ............. SSBT Buy 305,700 352,641 9/17/25 9,338 —
Euro ............. SSBT Sell 2,660,000 3,120,215 9/17/25 — (29,481)
Euro ............. UBSW Sell 788,200 904,125 9/17/25 — (29,179)
Euro ............. WPAC Sell 2,134,400 2,447,709 9/17/25 — (79,626)
Norwegian Krone ... BOFA Buy 14,129,300 1,393,506 9/17/25 8,969 —
Swedish Krona ..... BOFA Buy 15,981,300 1,675,651 9/17/25 22,278 —
Swedish Krona ..... MSCO Buy 17,827,400 1,869,057 9/17/25 25,011 —
Swedish Krona ..... SSBT Buy 5,814,500 609,451 9/17/25 8,309 —
Swedish Krona ..... TDOM Buy 6,715,800 704,024 9/17/25 9,495 —
Swedish Krona ..... UBSW Buy 41,771,600 4,378,437 9/17/25 59,576 —
Swiss Franc ....... BOFA Buy 1,949,000 2,415,247 9/17/25 65,420 —
Swiss Franc ....... BOFA Sell 230,000 291,766 9/17/25 — (975)
Swiss Franc ....... BZWS Buy 1,031,800 1,271,473 9/17/25 41,792 —
Swiss Franc ....... BZWS Sell 49,900 61,604 9/17/25 — (1,908)
Swiss Franc ....... GSCO Buy 1,024,100 1,261,968 9/17/25 41,496 —
Swiss Franc ....... HSBK Buy 1,615,300 1,990,462 9/17/25 65,475 —
Swiss Franc ....... HSBK Sell 698,400 880,779 9/17/25 — (8,137)
Swiss Franc ....... MSCO Buy 1,878,700 2,317,480 9/17/25 73,711 —
Swiss Franc ....... MSCO Sell 1,984,800 2,482,161 9/17/25 230 (44,303)
Swiss Franc ....... SSBT Buy 2,556,200 3,149,437 9/17/25 104,068 —
Swiss Franc ....... TDOM Buy 2,363,900 2,912,208 9/17/25 96,541 —
Swiss Franc ....... UBSW Buy 1,638,700 2,017,631 9/17/25 68,090 —
Swiss Franc ....... WPAC Buy 263,600 324,775 9/17/25 10,733 —
Swiss Franc ....... WPAC Sell 535,900 664,342 9/17/25 — (17,746)
Total Forward Exchange Contracts ................................................... $2,317,783 $(1,467,378)
Net unrealized appreciation (depreciation) ............................................ $850,405
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT International Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Note  8  regarding other derivative information.
See A bbreviations on page 27 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
International
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $194,024,320
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 5,123,561
Value - Unaffiliated issuers (Includes securities loaned of $ 1,008,182 ) .................................. $255,611,052
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 5,123,561
Cash .................................................................................... 7,320
Foreign currency, at value (cost $ 3,699 ) .......................................................... 3,682
Receivables:
Investment securities sold ................................................................... 4,574,450
Capital shares sold ........................................................................ 427,772
Dividends ............................................................................... 777,953
Due from custodian ........................................................................ 166,644
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,317,783
Prepaid expenses .......................................................................... 50,188
Total assets .......................................................................... 269,060,405
Liabilities:
Payables:
Investment securities purchased .............................................................. 5,045,630
Capital shares redeemed ................................................................... 489,059
Management fees ......................................................................... 139,450
Administrative fees ........................................................................ 840
Distribution fees .......................................................................... 35,315
Transfer agent fees ........................................................................ 41,844
Trustees' fees and expenses ................................................................. 85,855
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,467,378
Payable upon return of securities loaned (Note 1 c ) .................................................. 1,028,382
Collateral on certain derivative contracts, at value (Note 1 d ) ........................................... 95,287
Accrued expenses and other liabilities ........................................................... 71,748
Total liabilities ......................................................................... 8,500,788
Net assets, at value ................................................................. $260,559,617
Net assets consist of:
Paid-in capital ............................................................................. $189,979,692
Total distributable earnings (losses) ............................................................. 70,579,925
Net assets, at value ................................................................. $260,559,617

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
International
Equity Fund
Class IA:
Net assets, at value ....................................................................... $81,375,652
Shares outstanding ........................................................................ 4,500,405
Net asset value and maximum offering price per share
a
............................................. $18.09
Class IB:
Net assets, at value ....................................................................... $179,183,965
Shares outstanding ........................................................................ 10,046,993
Net asset value and maximum offering price per share
a
............................................. $17.84
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
International
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $405,190)
Unaffiliated issuers ........................................................................ $3,928,491
Non-controlled affiliates (Note 3 f ) ............................................................. 119,493
Interest:
Unaffiliated issuers ........................................................................ 32,832
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (20,323)
Non-controlled affiliates (Note 3 f ) ............................................................. 21,335
Total investment income ................................................................... 4,081,828
Expenses:
Management fees (Note 3 a ) ................................................................... 788,468
Administrative fees (Note 3 b ) .................................................................. 1,259
Distribution fees: (Note 3c )
    Class IB ................................................................................ 200,186
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 25,942
    Class IB ................................................................................ 56,431
Custodian fees (Note 4 ) ...................................................................... 23,133
Reports to shareholders fees .................................................................. 12,691
Professional fees ........................................................................... 35,046
Trustees' fees and expenses (Note 3e) ........................................................... 3,578
Other .................................................................................... 1,086
Total expenses ......................................................................... 1,147,820
Expense reductions (Note 4 ) ............................................................... (1,944)
Net expenses ......................................................................... 1,145,876
Net investment income ................................................................ 2,935,952
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,569,622
Foreign currency transactions ................................................................ 110,468
Forward exchange contracts ................................................................. (757,799)
Swap contracts ........................................................................... 97,494
Net realized gain (loss) .................................................................. 5,019,785
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 39,866,008
Translation of other assets and liabilities denominated in foreign currencies .............................. 61,945
Forward exchange contracts ................................................................. 2,636,547
Net change in unrealized appreciation (depreciation) ............................................ 42,564,500
Net realized and unrealized gain (loss) ............................................................ 47,584,285
Net increase (decrease) in net assets resulting from operations .......................................... $50,520,237

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT International Equity Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,935,952 $2,972,627
Net realized gain (loss) ................................................. 5,019,785 19,645,486
Net change in unrealized appreciation (depreciation) ........................... 42,564,500 (15,471,049)
Net increase (decrease) in net assets resulting from operations ................ 50,520,237 7,147,064
Distributions to shareholders:
Class IA ............................................................ (4,952,219) (1,730,648)
Class IB ............................................................ (10,560,284) (3,292,425)
Total distributions to shareholders .......................................... (15,512,503) (5,023,073)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,849,647 (4,745,590)
Class IB ............................................................ 8,410,354 (3,061,132)
Total capital share transactions ............................................ 10,260,001 (7,806,722)
Net increase (decrease) in net assets ................................... 45,267,735 (5,682,731)
Net assets:
Beginning of period ..................................................... 215,291,882 220,974,613
End of period .......................................................... $260,559,617 $215,291,882

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT International Equity Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
International Equity Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT International Equity Fund
(continued)
the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT International Equity Fund
(continued)
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
1. Organization and Significant Accounting Policies
(continued)
c. Securities Lending
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT International Equity Fund
(continued)
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 8 regarding other derivative information.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 239,683 $3,986,735 144,521 $2,309,151
Shares issued in reinvestment of distributions .......... 308,549 4,952,219 109,120 1,730,648
Shares redeemed ............................... (434,130) (7,089,307) (549,643) (8,785,389)
Net increase (decrease) .......................... 114,102 $1,849,647 (296,002) $(4,745,590)
Class IB Shares:
Shares sold ................................... 833,174 $13,810,652 770,836 $12,116,270
Shares issued in reinvestment of distributions .......... 666,685 10,560,284 210,110 3,292,425
Shares redeemed ............................... (989,486) (15,960,582) (1,169,659) (18,469,827)
Net increase (decrease) .......................... 510,373 $8,410,354 (188,713) $(3,061,132)
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.674% of the
Fund’s average daily net assets.
Putnam Management retained Advisers as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Advisers provides certain advisory and related services to the Fund. Putnam Management pays a monthly fee to
Advisers based on the costs of Advisers in providing these services to the Fund, which may include a mark-up not to exceed
15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the net investment advisory fee payable by the Fund to Putnam Management, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.850% of the first $5 billion,
0.800% of the next $5 billion,
0.750% of the next $10 billion,
0.700% of the next $10 billion,
0.650% of the next $50 billion,
0.630% of the next $50 billion,
0.620% of the next $100 billion and
0.615% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT International Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $5,187,560 $52,979,705 $(54,072,086) $— $— $4,095,179 4,095,179 $119,493
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $915,345 $4,126,270 $(4,013,233) $— $— $1,028,382 1,028,382 $21,335
Total Affiliated Securities ... $6,102,905 $57,105,975 $(58,085,319) $— $— $5,123,561 $140,828
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended June 30, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$99,203,186 and $98,430,916, respectively.
At June 30, 2025, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,028,382 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Cost of investments .......................................................................... $198,901,725
Unrealized appreciation ........................................................................ $63,271,953
Unrealized depreciation ........................................................................ (1,439,065)
Net unrealized appreciation (depreciation) .......................................................... $61,832,888
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Equity Fund
(continued)
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2025, the average month end notional amount of swap contracts represented $69,184 and the average month end contract value of forward exchange contracts was $150,958,447.
At June 30, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT International Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,317,783 Unrealized depreciation on OTC
forward exchange contracts
$ 1,467,378
Total .................... $2,317,783 $1,467,378
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT International Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(757,799) Forward exchange contracts $2,636,547
Equity contracts ..............
Swap contracts 97,494 Swap contracts —
Total ....................... $(660,305) $2,636,547
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT International Equity Fund
Forward Exchange Contracts ............................. $ 2,317,783 $ 1,467,378
Total ............................................. $2,317,783 $1,467,378
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Equity Fund
(continued)
At June 30, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
(a)
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam VT International Equity Fund
Counterparty
BOFA .................... $ 220,889 $ (66,515) $ (95,287) $ — $ 59,087
BZWS ................... 108,315 (108,315) — — —
CITI ..................... 35,229 (35,229) — — —
GSCO ................... 174,706 (54,774) — (40,000) 79,932
HSBK ................... 217,997 (115,725) — — 102,272
JPHQ ................... 68,912 (68,912) — — —
MSCO ................... 448,478 (288,090) — (140,000) 20,388
SSBT .................... 558,386 (112,841) — (360,407) 85,138
TDOM ................... 315,477 (18,177) — (260,000) 37,300
UBSW ................... 130,789 (97,289) — — 33,500
WPAC ................... 38,605 (38,605) — — —
Total ................... $2,317,783 $(1,004,472) $(95,287) $(800,407) $417,617
$ 1
a
At June 30, 2025, the Fund received U.S Treasury Notes as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT International Equity Fund
(continued)
At June 30, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 27 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a,b
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT International Equity Fund
Counterparty
BOFA .................... $ 66,515 $ (66,515) $ — $ — $ —
BZWS ................... 307,572 (108,315) (134,517) — 64,740
CITI ..................... 127,190 (35,229) (91,961) — —
GSCO ................... 54,774 (54,774) — — —
HSBK ................... 115,725 (115,725) — — —
JPHQ ................... 139,458 (68,912) (22,749) — 47,797
MSCO ................... 288,090 (288,090) — — —
SSBT .................... 112,841 (112,841) — — —
TDOM ................... 18,177 (18,177) — — —
UBSW ................... 97,289 (97,289) — — —
WPAC ................... 139,747 (38,605) — — 101,142
Total ................... $1,467,378 $(1,004,472) $(249,227) $— $213,679
a
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 3,752,019 $ — $ 3,752,019
Canada .............................. 2,156,874 — — 2,156,874
China ............................... — 3,836,634 — 3,836,634
France ............................... — 35,082,726 — 35,082,726
Germany ............................. — 12,284,784 — 12,284,784
Greece .............................. — 4,583,436 — 4,583,436
Hong Kong ........................... — 7,066,138 — 7,066,138
India ................................ 1,303,666 — — 1,303,666
Indonesia ............................ — 1,220,830 — 1,220,830
Italy ................................. 4,766,425 7,451,889 — 12,218,314
Japan ............................... — 54,026,377 — 54,026,377
Netherlands ........................... — 22,040,410 — 22,040,410
South Korea .......................... — 3,124,914 — 3,124,914
Spain ................................ — 8,630,046 — 8,630,046
Taiwan ............................... — 4,900,293 — 4,900,293
United Arab Emirates .................... — 2,835,380 — 2,835,380
United Kingdom ........................ 3,792,248 31,521,132 — 35,313,380
United States .......................... 5,499,728 32,343,809 — 37,843,537
Preferred Stocks ........................ — 2,603,639 — 2,603,639
9. Credit Facility
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam VT International Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
U.S. Government and Agency Securities ....... $ — $ 95,287 $ — $ 95,287
Short Term Investments ................... 5,123,561 692,368 — 5,815,929
Total Investments in Securities ........... $22,642,502 $238,092,111
a
$— $260,734,613
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,317,783 $— $2,317,783
Total Other Financial Instruments ......... $— $2,317,783 $— $2,317,783
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,467,3 78 $ — $ 1,467,3 78
Total Other Financial Instruments ......... $— $1,467,378 $— $1,467,378
a
Includes foreign securities valued at $235,916,711, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT International Equity Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR American Depositary Receipt

Putnam Variable Trust

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Putnam VT International Equity Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company (“PAC”), and a subadvisory agreement between the
Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC and Franklin Advisers are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – International Large-Cap Core Funds) for the one-
year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 66, 65 and 62 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38969-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025